Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions		Total	Capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Appropriated reserves [Member]	Unappropriated reserves [member]	Retained earnings [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] [1]	Remeasurements of liabilities of post-employment benefits [member]	Cumulative translation adjustments abroad [member]	Gains and losses - hedge [member] [2]	Equity attributable to owners of parent [member]	Total stockholders equity non- controlling interests [member]
Beginning Balance (Previously stated [member]) at Dec. 31, 2015		R$ 114,059	R$ 85,148	R$ (4,353)	R$ 1,733	R$ 10,067	R$ 20,947		R$ (2,771)	R$ (225)	R$ 4,822	R$ (3,116)	R$ 112,252	R$ 1,807
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2015		(462)					107		(382)				(275)	(187)
Beginning Balance at Dec. 31, 2015		113,597	85,148	(4,353)	1,733	10,067	21,054		(3,153)	(225)	4,822	(3,116)	111,977	1,620
Beginning Balance (Previously stated [member]) at Dec. 31, 2015		114,059	85,148	(4,353)	1,733	10,067	20,947		(2,771)	(225)	4,822	(3,116)	112,252	1,807
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2015		(462)					107		(382)				(275)	(187)
Beginning Balance at Dec. 31, 2015		113,597	85,148	(4,353)	1,733	10,067	21,054		(3,153)	(225)	4,822	(3,116)	111,977	1,620
Transactions with owners		3,609	12,000	2,471	52	(9,620)		R$ (11,574)					(6,671)	10,280
Capital increase-Statutory Reserve			12,000			(12,000)
Treasury shares		(216)		2,471	(17)	(2,670)							(216)
Acquisition of treasury shares		(947)		(947)									(947)
Cancellation of shares				2,670		(2,670)
Result of delivery of treasury shares		731		748	(17)								731
Recognition of stock-based payment plans		69			69								69
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		10,373												10,373
Dividends / interest on capital		(6,617)				5,050		(11,574)					(6,524)	(93)
Dividends / Interest on capital paid - Special profit reserve		(2,697)				(2,697)							(2,697)
Corporate reorganizations (Note 2.4 a III)		(1,586)				(1,586)							(1,586)
Other		(88)					(88)						(88)
Total comprehensive income		19,549						21,627	1,557	(590)	(2,737)	(697)	19,160	389
Net income		22,016						21,627					21,627	389
Other comprehensive income for the period		(2,467)							1,557	(590)	(2,737)	(697)	(2,467)
Appropriations:
Legal reserve						943		(943)
Statutory reserve						6,336	2,774	(9,110)
Ending Balance at Dec. 31, 2016		132,384	97,148	(1,882)	1,785	3,443	23,740		(1,596)	(815)	2,085	(3,813)	120,095	12,289
Appropriations:
Change in the period		18,787	12,000	2,471	52	(6,624)	2,686		1,557	(590)	(2,737)	(697)	8,118	10,669
Transactions with owners		(6,780)		(861)	145	12,480		(19,201)					(7,437)	657
Treasury shares		(1,975)		(861)	64	(1,178)							(1,975)
Acquisition of treasury shares		(3,089)		(3,089)									(3,089)
Cancellation of shares				1,178		(1,178)
Result of delivery of treasury shares		1,114		1,050	64								1,114
Recognition of stock-based payment plans		81			81								81
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		1,002												1,002
Dividends / interest on capital		(5,888)				13,658		(19,201)					(5,543)	(345)
Dividends / Interest on capital paid - Special profit reserve		(5,048)				(5,048)							(5,048)
Corporate reorganizations (Note 2.4 a III)		(63)				(63)							(63)
Other		(15)					(15)						(15)
Total comprehensive income		23,878						23,193	652	(10)	582	(571)	23,846	32
Net income		23,225						23,193					23,193	32
Other comprehensive income for the period		653							652	(10)	582	(571)	653
Legal reserve						1,055		(1,055)
Statutory reserve						632	2,305	(2,937)
Ending Balance at Dec. 31, 2017		144,356	97,148	(2,743)	1,930	12,499	26,030		(944)	(825)	2,667	(4,384)	131,378	12,978
Appropriations:
Change in the period		11,972		(861)	145	9,056	2,290		652	(10)	582	(571)	11,283	689
Transactions with owners		(5,616)	0	923	190	14,145	0	(20,848)	0	0	0	0	(5,590)	(26)
Treasury shares		811	0	923	422	(534)	0	0	0	0	0	0	811	0
Acquisition of treasury shares		(510)	0	(510)	0	0	0	0	0	0	0	0	(510)	0
Cancellation of shares		0	0	534	0	(534)	0	0	0	0	0	0	0	0
Result of delivery of treasury shares		1,321	0	899	422	0	0	0	0	0	0	0	1,321	0
Recognition of stock-based payment plans		(232)	0	0	(232)	0	0	0	0	0	0	0	(232)	0
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		131	0	0	0	0	0	0	0	0	0	0	0	131
Dividends / interest on capital		(6,326)	0	0	0	14,679	0	(20,848)	0	0	0	0	(6,169)	(157)
Dividends / Interest on capital paid - Special profit reserve		(13,673)	0	0	0	(13,673)	0	0	0	0	0	0	(13,673)	0
Corporate reorganizations (Note 2.4 a III)		(592)	0	0	0	(592)	0	0	0	0	0	0	(592)	0
Unclaimed dividends		4	0	0	0	0	0	4	0	0	0	0	4	0
Other	[3]	674	0	0	0	0	674	0	0	0	0	0	674	0
Total comprehensive income		25,313	0	0	0	0	0	24,907	(166)	(164)	1,139	(1,135)	24,581	732
Net income		25,639	0	0	0	0	0	24,907	0	0	0	0	24,907	732
Other comprehensive income for the period		(326)	0	0	0	0	0	0	(166)	(164)	1,139	(1,135)	(326)	0
Legal reserve		0	0	0	0	1,097	0	(1,097)	0	0	0	0	0	0
Statutory reserve		0	0	0	0	4	2,962	(2,966)	0	0	0	0	0	0
Ending Balance at Dec. 31, 2018		150,466	97,148	(1,820)	2,120	13,480	29,666	0	(1,110)	(989)	3,806	(5,519)	136,782	13,684
Appropriations:
Change in the period		R$ (6,110)	R$ 0	R$ (923)	R$ (190)	R$ (981)	R$ (3,636)	R$ 0	R$ 166	R$ 164	R$ (1,139)	R$ 1,135	R$ (5,404)	R$ (706)

[1]	Includes Share of Other Comprehensive Income of Investments in Associates and Joint Ventures related to Financial Assets at Fair Value Through Other Comprehensive Income.
[2]	Includes Cash flow hedge and hedge of net investment in foreign operation.
[3]	Includes Argentina's hyperinflation adjustment.